Bank Overview - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder	20.90%	21.00%